Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
The following is a reconciliation of income taxes at the statutory rate (21% in 2018 and 35% in both 2017 and 2016) to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2018		2017		2016
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT

Earnings before income taxes (“EBT”)	$256		$381		$367

Income taxes at statutory rate	$54	21%	$133	35%	$128	35%
Effect of permanent items	(7)	(3%)	(4)	(1%)	(1)	—%
Effect of change in U.S. corporate tax rate	—	—%	(24)	(6%)	—	—%
Provision for income taxes as shown in the statement of earnings	$47	18%	$105	28%	$127	35%

Components of income tax provision (credit)
The total income tax provision (credit) consists of (in millions):

	2018	2017	2016
Current taxes:
Federal	$130	$183	$185
State	3	3	4
Deferred taxes:
Federal	(86)	(57)	(62)
Impact of change in U.S. corporate tax rate	—	(24)	—
Provision for income taxes	$47	$105	$127

Components of deferred tax assets and liabilities
Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2018			2017
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$521	$3	$524	$447	$29	$476
Other, net	8	—	8	15	(3)	12
Total deferred tax assets	529	3	532	462	26	488
Deferred tax liabilities:
Investment securities	(23)	(22)	(45)	(9)	(269)	(278)
Deferred policy acquisition costs	(248)	8	(240)	(243)	91	(152)
Insurance claims and reserves transition liability	(79)	—	(79)	(91)	—	(91)
Total deferred tax liabilities	(350)	(14)	(364)	(343)	(178)	(521)
Net deferred tax asset (liability)	$179	$(11)	$168	$119	$(152)	$(33)